Financial Instruments (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2017 USD ($)
Financial assets at fair value through profit or loss:
Government bonds			₪ 2,017
Available-for-sale financial assets:
Government bonds			2,050
Total			4,067
Financial liabilities
Total	8,177		3,043	2,358
Warrants measured at fair value [Member]
Financial liabilities
Total	₪ 8,177		₪ 3,043	$ 2,358